ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of accrued liabilities

	9/30/21	12/31/20
Accounts payable and accrued expense	$527,430	587,230
Accrued interest	162,221	466,801
Accrued interest and penalties Golock (a)	-	1,172,782
Soundstr Obligation	145,259	145,259
Total accounts payable and accrued liabilities	$834,910	2,372,072

(a)	See Note 9 related to the reversal of interest and penalties for Golock.

	December 31, 2020	December 31, 2019
Accounts payable and accrued expense (includes $41,250 to a former officer and director at December 31, 2019, Note 4)	$587,230	577,115
Accrued interest	466,801	271,621
Accrued interest and penalties Golock(a)	1,172,782	-
Soundstr Obligation	145,259	169,409
Total accounts payable and accrued liabilities	$2,372,072	1,018,145

(a)	The Company strongly disagrees with the accrued interest and penalties claimed by Golock in regard to their notes, and intends to arbitrate or litigate this amount if a settlement on a vastly reduced amount cannot be reached.

Stage It Corp [Member]
Schedule of accounts payable and accrued liabilities

	September 30, 2021	December 31, 2020
Accounts payable	$599,817	$427,086
Accrued liabilities (a)(b)	2,313,671	1,785,861
Accrued interest	840,197	650,654
Accrued interest- related parties	893,632	767,715
Total accounts payable and accrued liabilities	$4,647,317	$2,404,981

	December 31, 2020	December 31, 2019
Accounts payable	$427,086	$223,795
Accrued liabilities (a)(b)	1,785,861	699,914
Accrued interest	650,654	502,916
Accrued interest- related parties	767,715	617,891
Total accounts payable and accrued liabilities	$2,404,981	$2,044,516

(a)	Includes $946,537 in liabilities due to artists and $791,172 in unredeemed outstanding notes purchased by users as of December 31, 2020
(b)	Includes $398,729 in liabilities due to artists and $297,795 in unredeemed outstanding notes purchased by users as of December 31, 2019